Organization, Plan of Business Operations, Liquidity and Going Concern	12 Months Ended
Oct. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Organization, Plan of Business Operations, Liquidity and Going Concern

Organization and Plan of Business Operations

CIS Acquisition Ltd. (a corporation in the development stage) (the “Company”) was formed on November 28, 2011 under the laws of the British Virgin Islands as an innovated public acquisition company (“IPAC”). The Company was formed to acquire, through a merger, share exchange, asset acquisition, share purchase, reorganization, exchangeable share transaction or other similar business transaction, one or more operating businesses or assets that the Company has not yet identified (“Acquisition Transaction”). An IPAC is a blank check company that permits the Company to return funds from a trust account to redeeming shareholders after the completion of an Acquisition Transaction. Although the Company is not limited to a particular geographic region or industry, it intends to focus on operating businesses with primary operations in Russia and Eastern Europe. As of October 31, 2013, the Company had not yet commenced operations. All activity through October 31, 2013 relates to the Company’s formation, initial public offering of its securities and search for a suitable operating business or assets with which to complete an Acquisition Transaction. The Company is considered to be in the development stage as defined in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification, or ASC 915, “Development Stage Entities,” and is subject to risks associated with activities of development stage companies.

The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the accounting and disclosure rules of the Securities and Exchange Commission (“SEC”). The Company has evaluated events through the issuance of this Form 20-F.

The Company was required to determine if it was a foreign private issuer (“FPI”) under Rule 3b4(d) of the Exchange Act, as of a date within 30 days of the filing of the Registration Statement with the SEC for the Public Offering. The Company determined it was an FPI prior to the filing of the Registration Statement. As an FPI, the Company will be required to comply with the tender offer rules in connection with its initial Acquisition Transaction. The Company is required to determine its status as an FPI on an ongoing basis for all subsequent fiscal years as of the last day of its most recently completed second fiscal quarter. Accordingly, as of the last day of its most recently completed second quarter (April 30, 2013), the Company determined that it was an FPI. If the Company were to no longer qualify as an FPI (as set forth in Rule 3b4 of the Exchange Act), the Company would then become subject to the US domestic issuer rules as of the first day of its fiscal year following the determination date.

The registration statement for the Company’s initial public offering (“Public Offering”) was declared effective on December 18, 2012. On December 21, 2012, the Company consummated the Public Offering and received proceeds (net of underwriter’s discount of $720,000 and offering costs of $718,809) of $38,561,191. The Company also received $3,375,000 from the issuance of 4,500,000 warrants (“Placement Warrants”) in a private placement (the “Private Placement”) and $2,720 from the issuance of 136,000 of its callable Class A Shares in a private placement (the “Underwriter Placement”).

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, the Private Placement and the Underwriter Placement, although substantially all of the net proceeds are intended to be applied generally toward consummating an Acquisition Transaction. There is no assurance that the Company will be able to affect an Acquisition Transaction successfully. Upon the closing of the Public Offering, $41,600,000 ($10.40 per share sold in the Public Offering), including the proceeds of the Private Placement and the Underwriter Placement, was placed in and continues to be held in a trust account (the “Trust Account”) and is invested in U.S. government treasury bills having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended, that invest solely in U.S. Treasuries until the earlier of the consummation of the Company’s initial Acquisition Transaction and the Company’s failure to consummate an Acquisition Transaction within the prescribed time.

Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages, execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. If the Company is unable to complete and Acquisition Transaction and is forced to dissolve and liquidate, our founders, by agreement, will jointly and severally indemnify the Company for all claims of contracted parties, to the extent the Company fails to obtain valid and enforceable waivers from such parties. Under these circumstances, the Company’s board of directors would have a fiduciary obligation to the Company’s shareholders to bring a claim against our founders to enforce their indemnification obligations. The Company has questioned our founders on their financial net worth and reviewed their financial information and believes they will be able to satisfy any indemnification obligations that may arise, although there can be no assurance of this. Our founders are under no obligation to us to preserve their assets or provide the Company with information regarding changes in their ability to satisfy these obligations.

The Company’s units are listed on the Nasdaq Capital Markets (“Nasdaq”). Pursuant to the Nasdaq listing rules, the target business or businesses that the Company acquires must collectively have a fair market value equal to at least 80% of the balance of the funds in the Trust Account (less taxes payable) at the time of the execution of a definitive agreement for its initial Acquisition Transaction, although the Company may acquire a target business whose fair value significantly exceeds 80% of the Trust Account balance.

The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders who acquired shares in the Public Offering (“Public Shareholders”) with the opportunity to redeem their public shares for a pro rata share of the Trust Account by means of a tender offer (or it may have the option of conducting redemptions in conjunction with a proxy solicitation pursuant to the proxy rules if the Company is no longer an FPI). Each Public Stockholder will be entitled to receive a full pro rata portion of the amount then in the Trust Account ($10.40 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company or necessary to pay its taxes). The Company will consummate an initial Acquisition Transaction only if holders of no more than 87.5% of the public shares elect to convert (in case of a shareholder meeting) or sell their shares to the Company (in the case of a tender offer) and, solely if the Company seeks shareholder approval, a majority of the outstanding shares of a common shares voted are voted in favor of the Acquisition Transaction.

The Company is not required to obtain shareholder approval for the Acquisition Transaction, unless the nature of the acquisition would require such approval under applicable British Virgin Islands law. Public Shareholders will be entitled to redeem or will have their shares automatically redeemed for cash equal to the pro rata portion of the Trust Account in connection with the Acquisition Transaction, regardless of how it is structured. The manner in which Public Shareholders may redeem their shares or will have their shares automatically redeemed will depend on one of the following structures of the transaction:

Pre-acquisition tender offer: Prior to the consummation of an Acquisition Transaction, a tender offer would be initiated for all outstanding callable Class A Shares at a price equal to a pro rata share of the Trust Account. Public Shareholders will be entitled to tender all or a portion of their callable Class A Shares. However, the Company’s founders would not be eligible to tender any shares they own in such tender offer.

 Post-acquisition tender offer: A Report of Foreign Private Issuer would be filed on Form 6-K with the SEC disclosing that the Company has entered into a definitive acquisition transaction agreement and intends to consummate the Acquisition Transaction without shareholder vote or a pre-acquisition tender offer. Prior to the consummation of the Acquisition Transaction, the Company shall seek to have certain Class A shareholders (accredited investors who own 5% or more of shares) elect to convert all of their callable Class A Shares into Class C Shares on a one-for-one basis, with any remaining callable Class A Shares automatically converting to callable Class B Shares immediately following consummation of the Acquisition Transaction. After filing, the Acquisition Transaction will be completed upon satisfaction of all closing conditions and, within 30 days of the closing, the Company will commence a tender offer for all outstanding callable Class B Shares. Public Shareholders will be entitled to tender all or a portion of their callable Class B Shares. The Class C Shares are not eligible to participate in any post-acquisition tender offer. In case of (i) failure to commence the issuer tender offer within 30 days of consummation of the Acquisition Transaction, (ii) failure to complete the issuer tender offer within 6 months, or (iii) failure to complete the issuer tender offer within 21 months of the consummation of the Public Offering, then within 5 business days thereafter, the Company will automatically liquidate the Trust Account and release a pro rata portion of the Trust Account to Public Shareholders of Class B Shares. If the Company is no longer an FPI and shareholder approval of the transaction is required by British Virgin Islands law or the NASDAQ Capital Market or the Company decides to obtain shareholder approval for business reasons, the Company will:

•
conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules, and

•	file proxy materials with the SEC.

The Company will consummate an Acquisition Transaction only if holders of no more than 87.5% of the shares sold in the Proposed Offering exercise their redemption rights.

The Company has until June 21, 2014 to complete the Acquisition Transaction. If the Company has an executed letter of intent, agreement in principal or definitive agreement with respect to an Acquisition Transaction prior to June 21, 2014, the time period will be automatically extended to September 21, 2014 if an initial filing with the SEC of a tender offer, proxy, or registration statement is made, but the Acquisition Transaction is not completed by June 21, 2014.

If the Company is unable to complete an Acquisition Transaction within the allotted time, the Company will automatically dissolve and as promptly as practicable liquidate the Trust Account and release only to Public Shareholders a pro rata share of the Trust Account (initially $10.40 per share), plus any remaining net assets. If the Company elects to effect a post-acquisition tender offer and complete an Acquisition Transaction prior to such time period, but has not completed a post-acquisition tender offer within the stated period, the Company will not be required to liquidate and wind up its affairs; however, the release of the funds in the case of a post-acquisition tender offer will be conditioned upon completion of such tender offer. The founders and holders of Underwriter Shares (defined below) have agreed to waive the right to participate in any distribution from the Trust Account, but not with respect to any units or callable Class A Shares they acquired in the Public Offering or acquire in the aftermarket.

Liquidity and Going Concern

The Company anticipates that in order to fund its working capital requirements, the Company will need to use all of the remaining funds not held in trust, the interest earned on the funds held in the trust account, as well as enter into contingent fee arrangements with its vendors. The Company may need to raise additional capital through additional loans or additional investments from its founders, officers, directors, or third parties. None of the founders, officers or directors is under any obligation to advance funds to, or to invest in, the Company. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of its business plan, and controlling overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments that might result from the outcome of these uncertainties.